Accrued Expense (Details Narrative) (10-K) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
Accrued expenses	$ 973,562	$ 902,442	$ 714,962